GENERAL	6 Months Ended
Jun. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company" or "Gilat") and its subsidiaries (the "Group") is a global provider of broadband satellite communication equipment and networking products and services. The Company designs, produces and markets very small aperture terminals, or VSATs, solid-state power amplifiers and low-profile antennas. VSATs are earth-based terminals that transmit and receive broadband, Internet, voice, data and video via satellite. VSAT networks have significant advantages over wireline and wireless networks, as VSATs can provide highly reliable, cost-effective, end-to-end communications regardless of the number of sites or their geographic locations. The Company also designs and manufactures RF amplifiers, block up converters, or (BUCs,) and transceivers that use solid-state sources to produce high to very-high power at microwave and millimeter-wave frequencies. The Company's patented Spatial Power Advantage™  technology allows it to create amplifiers and BUCs with high output power in more compact product packages that generate less heat, use less energy, and reduce lifecycle costs. The Company's products help customers reduce their carbon footprint while meeting the stringent power requirements for mission-critical communications system.

The Company's RaySat series consists of low-profile, in-motion, one-way and two-way antennas for mobile communications-on-the-move (COTM). Compact, aerodynamic and vehicle-mounted, RaySat antennas deliver mission-critical data, voice and video for secure, real-time information flow, for defense and homeland security applications and to telecom operators worldwide. RaySat products operate in Ku, Ka and X bands and are ideal for military SatCom on-the-move, C4I, blue-force tracking, reconnaissance and in-motion remote combat casualty care. In addition, RaySat antennas deliver Homeland Security (HLS) communications, supporting government needs as well as private security and asset tracking. RaySat connectivity also enables reliable, quickly-implemented wide-scale back-up communications for rescue services and first responders.

Gilat was incorporated in Israel in 1987 and launched its first generation VSAT in 1989. For a description of principal markets and customers, see Note 8.

Commencing in 2012, in accordance with the Company organizational changes instituted at the beginning of 2012, the Company's business is managed and reported as three separate reportable segments, comprised of the Commercial, Defense and Services divisions:

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Commercial division provides VSAT networks, satellite communication products and associated professional services to service providers and operators worldwide, including Ka-band and High-Throughput Satellite (HTS) broadband services initiatives worldwide.

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Defense division (including Wavestream, which provides its products primarily to defense and homeland security organizations) provides satellite communication products and solutions to defense and homeland security organizations worldwide as well as Satcom-on-the-move solutions to various industries including avionics.

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Service division, including Spacenet Inc., or Spacenet, provides managed network services and our service businesses in Peru and Colombia, offering rural telephony and internet access solutions through our subsidiaries there. (For information regarding the sale of Spacenet, see note 9 - Subsequent event).

b.
The Company depends on a major supplier to supply certain components and services for the production of its products or providing services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and, or, additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

c.	Impairment of goodwill and technology related to Wavestream

The continuing pressure on the Department of Defense (DoD) budget in the United State along with uncertainties regarding the DoD's future spending as well as other elements, were reflected in the reduction of Wavestream's revenues and operational results in 2012 and in 2011 compared to the forecasted projection and the decrease in actual revenues in 2012 compared to 2011 and in 2011 compared to 2010 were considered by the Company's management as indicators of potential impairment of Wavestream's intangible assets, property and equipment and goodwill and led the Company to evaluate the value of Wavestream's tangible and intangible assets based on the future undiscounted cash flows expected to be generated by the assets in accordance with ASC 360 "Property, Plant and Equipment" ("ASC 360"). The above also resulted in goodwill impairments in accordance with ASC 350 "Intangibles - Goodwill and Others" ("ASC 350") as detailed below.

The projected undiscounted cash flows as of December 31, 2012 indicated that the carrying amount of the technology is impaired. In order to assess the amount of the impairment, the Company estimated the fair value of the technology using the discounted cash flow method and as a result the Company recorded an impairment loss of $ 7,948.

In addition, in accordance with ASC 350, the Company performed its annual impairment test as of December 31, 2012 and December 31, 2011 and as a result the Company recorded goodwill impairment losses of $ 23,931 and $ 17,846, respectively, attributed to the Wavestream reporting unit. The material assumptions used for the income approach for 2012 and 2011 were 5 years of projected cash flows, a long-term growth rate of 4% and a discount rate of 13.5% and 12.5%, respectively.

The impairment losses were recorded as part of "Impairment of goodwill and intangible assets and restructuring costs" in the Statement of Operations in the Consolidated Financial Statements as of December 31, 2012 and 2011 and are attributed to the Defense segment.

In the first half of 2013, given the sequestration in the US, the Company continued to be affected by budget cuts and purchasing slowdowns in the DoD, as well as other elements, which resulted in lower than expected sales in the Defense division. The Company's management continues to monitor the results of its reporting units, including Wavestream and indicators for impairments. The Company will perform its annual impairment analysis of goodwill in the fourth quarter of the year.  The Company will perform an impairment analysis as required under ASC 350 and ASC 360 on the carrying value of goodwill and other intangibles assets and the amortization period of those tangible and intangible assets.